Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Debt
The following table sets forth the principal amount of the debt issued as well as the unamortized discount and debt issuance costs at December 31, 2023 and 2022:

	December 31, 2023		December 31, 2022
	Principal	Unamortized discount and debt issuance costs	Principal	Unamortized discount and debt issuance costs
4.875% Senior notes due 2030	$330.0	$(5.0)	$330.0	$(5.6)
6.625% Fixed Rate Reset Junior Subordinated notes due 2041	125.0	(1.8)	125.0	(1.9)
Total	$455.0	$(6.8)	$455.0	$(7.5)

Schedule of Stock by Class

	December 31, 2023	December 31, 2022
Preference securities, par value $0.01 per share
Authorized	1,000,000	1,000,000
Issued and outstanding:
9% cumulative preference shares	5,835	5,835
The following sets out the number and par value of shares authorized, issued and outstanding:

	December 31, 2023	December 31, 2022
Common shares, par value $0.01 per share
Authorized	600,000,000	600,000,000

Issued and outstanding
Common shares	117,914,754	194,545,370